Shareholder Report, Holdings (Details) - C000081816	Jun. 30, 2025
FR_594918104
Holdings [Line Items]
Percent of Total Investments	8.30%
FR_67066G104
Holdings [Line Items]
Percent of Total Investments	8.00%
FR_037833100
Holdings [Line Items]
Percent of Total Investments	5.40%
FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.10%
FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.80%
FR_11135F101
Holdings [Line Items]
Percent of Total Investments	3.60%
FR_02079K107
Holdings [Line Items]
Percent of Total Investments	3.50%
FR_92826C839
Holdings [Line Items]
Percent of Total Investments	2.50%
FR_64110L106
Holdings [Line Items]
Percent of Total Investments	2.00%
FR_62482R107
Holdings [Line Items]
Percent of Total Investments	1.90%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%